RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2022
SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the nine months ended September 30, 2022 and 2021 included:

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)

20. RELATED PARTY TRANSACTIONS (CONT’D)

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Director fees	$153,667	$91,928	$368,891	$263,148
Management fees paid to a company controlled by CEO and director	105,000	84,444	441,486	190,225
Management fees paid to a company controlled by the President and director	56,071	56,223	344,789	143,191
Management fees paid to a company controlled by a former director	88,105	45,000	258,438	135,000
Salaries	318,237	197,882	717,794	470,240
Share-based payments	994,631	627,063	1,631,291	1,932,309
	$1,715,711	$1,102,540	$3,762,689	$3,134,113